Note 29 - Pensions	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
29.	Pensions

The Company’s principal pension plan comprises the compulsory superannuation scheme in Australia, where the Company contributed 10.5% during the year, and for FY2024, the Company will contribute 11%. A pension scheme is also in place for U.K. employees, where the Company contributes 7% (year ended June 30, 2022: 7%; year ended June 30, 2021: 7%). A pension scheme is also in place for Netherlands employees where the Company contributes 10.3%. The pension charge for the year represents contributions payable by the Group which amounted to $0.4 million (year ended June 30, 2022: $0.9 million; year ended June 30, 2021: $0.8 million).